Accounts Receivable, Net (Details) - Schedule of Movements of the Expected Credit Loss Provision - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Movements of the Expected Credit Loss Provision [Abstract]
At beginning of year	$ 554	$ 51
Provision (reversal) for the year	(511)	503	51
At end of year	$ 43	$ 554	$ 51